1933 Act File No. 2-72277
1940 Act File No. 811-3181

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 38	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 29	[ X ]

FEDERATED SHORT-TERM MUNICIPAL TRUST
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[     ]   immediately upon filing pursuant to paragraph (b)
[ X ]  on August 31, 2000 pursuant to paragraph (b)
[     ]  60 days after filing pursuant to paragraph (a) (i)
[     ]  on      pursuant to paragraph (a) (i).
[     ]  75 days after filing pursuant to paragraph (a)(ii)
[ ] on ___________ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:

Matthew J. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C. 20037

Robert J. Zutz, Esquire
Kirkpatrick & Lockhart, LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C. 20036

PROSPECTUS

Federated Short-Term Municipal Trust

INSTITUTIONAL SHARES

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A mutual fund seeking dividend income which is exempt from federal regular income tax by investing in a portfolio of tax exempt securities with a dollar-weighted average maturity of less than three years.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

AUGUST 31, 2000

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 7

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How to Purchase Shares 8

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How to Redeem Shares 9

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Account and Share Information 10

Who Manages the Fund? 11

Financial Information 11

Report of Ernst & Young LLP, Independent Auditors 30

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide dividend income which is exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities or by investing its assets so that at least 80% of its income will be tax exempt. The Fund's dollar-weighted average portfolio maturity will be less than three years. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
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  Credit Risk. Issuers of tax exempt securities may default on the payment of interest or principal when due.
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  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.
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Other risk factors associated with an investment in the Fund include sector risk, liquidity risk and call risk.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

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The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the six-month period from January 1, 2000 to June 30, 2000 was 1.71%.

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Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 3.08% (quarter ended March 31, 1995). Its lowest quarterly return was (0.59%) (quarter ended March 31, 1994).

Average Annual Total Return Table

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Lehman Brothers 1 Year Municipal Index ("LB1YRMI") and Lehman Brothers 3-Year Municipal Index ("LB3YRMI"), broad based market indexes. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	LB1YRMI	LB3YRMI
1 Year	1.48%	2.92%	1.96%
5 Years	4.56%	4.62%	5.17%
10 Years	4.56%	NA1	5.66%

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1 The LB1YRMI began performance on July 1, 1993.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM MUNICIPAL TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reductions)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[1]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.84%
Total Waivers of Fund Expenses	0.37%
Total Actual Annual Fund Operating Expenses (after waivers)	0.47%

1 Pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.28% for the fiscal year ended June 30, 2000. Shareholders must approve any change to the contractual waiver.

2 The shareholder services provider voluntarily reduced the shareholder services fee. The shareholder services fee paid by the Fund's Institutional Shares (after the reduction) was 0.00% for the fiscal year ended June 30, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$48

3 Years	$151

5 Years	$263

10 Years	$591

What are the Fund's Investment Strategies?

The Fund invests at least 80% of its net assets in a diversified portfolio of municipal securities or invests so that at least 80% of its income will be tax exempt. The tax exempt securities in which the Fund invests are investment grade at the time of purchase. The Fund's dollar-weighted average portfolio maturity is less than three years. Interest from the Fund's investments may be subject to AMT. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, emphasizing credit quality while seeking to manage the Fund's interest rate risk and provide enhanced levels of income.

The Adviser performs a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor;
  political developments that may affect credit quality.

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The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

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The Adviser attempts to provide enhanced levels of income, subject to the Fund's maturity, quality and duration constraints, through the following management techniques. The Adviser will engage in a relative value analysis; that is, the Adviser will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U.S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to the AMT, which may offer higher returns.

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TEMPORARY DEFENSIVE INVESTMENTS

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

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What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

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Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must also repay the principal amount of the security, normally within a specified time.

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Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

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The following describes the types of tax exempt securities in which the fund may invest.

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General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

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Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

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Mortgage Backed Securities

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Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgages backed securities generally have fixed interest rates.

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Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard and Poor's, an NRSRO, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality discussed above, the Adviser will evaluate the security but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund attempts to manage interest rate risk by limiting its portfolio maturity and duration.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

The Fund attempts to manage credit risk by purchasing investment grade securities.

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CALL RISKS

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Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by insurance companies, banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail

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You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

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Send requests by mail to:

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Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days;
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  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

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In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Jeff A. Kozemchak

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Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

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Mary Jo Ochson

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Mary Jo Ochson has been the Fund's Portfolio Manager since January 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information for the fiscal year ended June 30, 2000 has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus. Previous fiscal years were audited by other auditors.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 30.

Year Ended June 30	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$10.20	$10.29	$10.26	$10.24	$10.28
Income From Investment Operations:
Net investment income	0.43	0.44	0.44	0.44	0.43
Net realized and unrealized gain (loss) on investments	(0.17)	(0.09)	0.03	0.02	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	0.26	0.35	0.47	0.46	0.39

Less Distributions:
Distributions from net investment income	(0.43)	(0.44)	(0.44)	(0.44)	(0.43)

Net Asset Value, End of Period	$10.03	$10.20	$10.29	$10.26	$10.24

Total Return[2]	2.65%	3.39%	4.68%	4.59%	3.82%

Ratios to Average Net Assets:

Expenses	0.47%	0.47%	0.47%	0.46%	0.47%

Net investment income	4.29%	4.21%	4.28%	4.30%	4.14%

Expense waiver/reimbursement[3]	0.37%	0.37%	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$172,051	$202,226	$184,903	$210,169	$189,467

Portfolio turnover	31%	19%	33%	50%	20%

1 For the year ended June 30, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JUNE 30, 2000

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--96.1%[2]
	Alabama--4.2%
$1,000,000	Alabama State Docks Department, Docks Facilities Refunding Revenue Bonds, 5.25% (MBIA INS), 10/1/2000	AAA		$1,002,100
1,000,000	Alabama State Docks Department, Docks Facilities Refunding Revenue Bonds, 5.25% (MBIA INS), 10/1/2001	AAA		1,009,880
1,855,083	Birmingham, AL, Fire Equipment Lease Obligation No. 2, 5.60%, 11/5/2004	NR		1,837,052
2,000,000	Mobile, AL, IDB, Series 1994 A, 5.75% TOBs (International Paper Co.), Optional Tender 12/1/2000	BBB+		2,000,000
2,000,000	Selma, AL, IDB, Annual Tender PCR Refunding Bonds, Series 1993 B, 4.30% TOBs (International Paper Co.), Optional Tender 7/15/2000	BBB+		1,999,620

	TOTAL			7,848,652

	Arizona--0.6%
1,050,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 1991, 6.55%, 7/1/2001 (@101.5)	AA		1,087,558

	Arkansas--0.7%
1,290,000	Arkansas Development Finance Authority, SFM Revenue Bonds, Series 1997A-R, 6.50% (MBIA INS), 2/1/2011	AAA		1,314,549

	California--8.9%
12,500,000	Los Angeles, CA Wastewater System, Revenue Bonds, Series D, 6.70% (United States Treasury PRF)/(Original Issue Yield: 6.768%), 12/1/2000 (@102)	AAA		12,877,875
3,710,000	San Bernardino County, CA, SFM Revenue Bonds Mortgage-Backed Securities Program, 4.875%, 5/1/2015	AAA		3,672,677

	TOTAL			16,550,552

	Colorado--1.4%
865,000	Colorado HFA, SFM Revenue Bond, Series C-1, 7.65%, 12/1/2025	Aa2		911,165
450,000	Colorado HFA, SFM Revenue Bonds, Series 1997C-3, 4.80%, 11/1/2016	Aa2		449,316
410,000	Colorado HFA, Single Family Program Senior Bonds, Series 1998C-2, 4.50%, 11/1/2005	Aa2		400,984
220,000	Colorado HFA, Single Family Program Subordinate Bonds, Series 1998B, 4.625%, 11/1/2005	A1		215,189
650,000	Denver City & County, CO, Airport Special Facilities Revenue Bonds, Series 1999A, 5.00% (Rental Car Projects)/(MBIA INS), 1/1/2001	AAA		651,482

	TOTAL			2,628,136

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Connecticut--1.1%
$2,000,000	Connecticut State Resource Recovery Authority, Resource Recovery Refunding Revenue Bonds, 5.25% (Bridgeport Resco Co.), 1/1/2002	A+		$2,009,580

	District of Columbia--2.2%
3,000,000	District of Columbia, Refunding UT GO Bonds, Series 1999B, 5.50%, 6/1/2001	BBB		3,021,630
1,200,000	District of Columbia, Revenue Bonds, Series 1999, 5.30% TOBs (819 7th Street, LLC Issue)/(BB&T Corp. LOC), Mandatory Tender 10/1/2004	A		1,172,532

	TOTAL			4,194,162

	Florida--0.6%
1,245,000	Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2, 4.75% (MBIA INS), 7/1/2019	AAA		1,193,830

	Hawaii--2.8%
5,000,000	Hawaii State, UT GO Bonds, Series CN, 6.25% (FGIC LOC), 3/1/2002	AAA		5,128,150

	Illinois--5.5%
1,585,000	Broadview, IL Tax Increment Financing Revenue Bonds, 4.40%, 7/1/2002	NR		1,558,816
960,000	Chicago, IL SFM Revenue Bonds, Series A-1, 4.85% (GNMA COL), 3/1/2015	Aaa		938,650
770,000	Illinois Health Facilities Authority, Adjustable Rate Revenue Bonds, Series 1991B, 5.00% (Highland Park Hospital)/(FGIC INS), 10/1/2000	AAA		770,855
1,030,000	Illinois Health Facilities Authority, Revenue Bonds, Series 1998, 5.25% (Centegra Health System), 9/1/2003	A-		1,013,870
1,000,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Series A, 4.80% (Advocate Health Care Network)/Original Issue Yield: 4.90%), 8/15/2002	AA		993,520
2,000,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Series A, 5.00% (Advocate Health Care Network), 8/15/2003	AA		1,991,600
3,000,000	Illinois State, UT GO Bonds, 5.10%, 9/1/2000	AAA		3,003,330

	TOTAL			10,270,641

	Indiana--2.7%
3,900,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Series 1996A, 4.75% (Clarian Health Partners, Inc.)/(Original Issue Yield: 4.85%), 2/15/2002	AA		3,882,957
1,075,000	Indiana State HFA, SFM Revenue Bonds, Series C-3, 4.75%, 1/1/2029	Aaa		1,057,832

	TOTAL			4,940,789

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Kansas--1.9%
$900,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Series 1998 A-1, 4.70% (GNMA Home Mortgage Program COL), 12/1/2008	Aaa		$886,752
1,900,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Series 1998 A-1, 5.00% (GNMA Home Mortgage Program COL), 6/1/2013	Aaa		1,848,814
780,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Series 1997A-2, 4.90% (GNMA Home Mortgage Program COL), 6/1/2016	Aaa		768,199

	TOTAL			3,503,765

	Louisiana--11.4%
2,200,000	Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co. Project, 7.75% (Panhandle Eastern Corp.), 8/15/2022	A3		2,355,694
1,970,000	Louisiana Agricultural Finance Authority, Revenue Bonds, 5.20% (Louisiana Pacific Corporation Project)/(Hibernia National Bank LOC), 5/1/2004	A3		1,939,918
4,000,000	Louisiana PFA, Health & Education Capital Facilities Revenue Bonds, Series A, 5.00% TOBs (AMBAC INS), Mandatory Tender 6/1/2002	AAA		3,989,720
1,500,000	Louisiana State Offshore Term Authority, Deepwater Port Refunding Revenue Bonds, Series 1992B, 6.00% (Loop, Inc.), 9/1/2001	A		1,521,675
7,000,000	Louisiana State, Refunding GO Bonds, Series 1996A, 6.00% (FGIC INS), 8/1/2000	AAA		7,009,030
2,500,000	St. Charles Parish, LA, PCR Refunding Bonds, Series 1999-C, 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2029	BBB-		2,466,850
2,000,000	St. Charles Parish, LA, PCR Refunding Revenue Bonds, Series 1999A, 4.85% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2030	BBB-		1,963,740

	TOTAL			21,246,627

	Massachusetts--1.3%
2,495,000	Massachusetts HEFA, Revenue Bonds, Series 1999A, 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB		2,406,802

	Michigan--3.6%
1,000,000	Michigan State Building Authority, Revenue Bonds, Series II, 6.25% (AMBAC INS)/(Original Issue Yield: 6.35%), 10/1/2000	AAA		1,004,800
925,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds, Series 1998A, 4.60% (Hackley Hospital Obligated Group), 5/1/2003	A3		891,311
1,005,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds, Series 1998A, 4.70% (Hackley Hospital Obligated Group), 5/1/2004	A3		954,770
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Michigan--continued
$820,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds, Series 1998A, 4.40% (McLaren Health Care Corp.)/(Original Issue Yield: 4.45%), 6/1/2004	A1		$775,203
3,000,000	Michigan Underground Storage Tank Financial Assurance Authority, Revenue Refunding Bonds, Series I, 5.00%, 5/1/2001	AAA		3,014,970

	TOTAL			6,641,054

	Mississippi--0.7%
650,000	Mississippi Home Corp., SFM Revenue Bonds, Series 1998A-4, 5.125% (GNMA Home Mortgage Program COL), 12/1/2017	Aaa		644,137
700,000	Mississippi Home Corp., SFM Revenue Bonds, Series 1998A, 5.25% (GNMA Home Mortgage Program COL), 12/1/2018	Aaa		694,099

	TOTAL			1,338,236

	Missouri--1.1%
2,000,000	Springfield, MO State Highway Improvement Corp., Transportation Revenue Bonds, Series 1997, 5.25% (AMBAC INS), 8/1/2001	AAA		2,017,480

	New Hampshire--1.5%
3,000,000	New Hampshire Business Finance Authority, PCR Refunding Bonds, 4.55% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2004	BBB+		2,851,530

	New Mexico--1.0%
1,820,000	Santa Fe Solid Waste Management Agency, NM, Facility Revenue Bonds, Series 1996, 5.00%, 6/1/2003	NR		1,814,795

	New York--5.0%
4,000,000	New York City, NY, UT GO Bonds, Series 1991B, 7.50% (Original Issue Yield: 7.70%), 2/1/2003	A-		4,213,760
2,955,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 71, 4.75%, 10/1/2021	Aa1		2,925,539
1,065,000	Niagara Falls, NY, City School District, Certificates of Participation, Series 1998, 5.50%, 6/15/2001	BBB-		1,071,081
1,185,000	Niagara Falls, NY, City School District, Certificates of Participation, Series 1998, 5.625%, 6/15/2003	BBB-		1,199,101

	TOTAL			9,409,481

	North Carolina--1.3%
2,445,000	North Carolina HFA, SFM Revenue Bonds, Series 1997TT, 4.90%, 9/1/2024	AA		2,426,002

	Ohio--5.3%
1,000,000	Cincinnati City School District, OH, Tax Anticipation Notes, Series A, 5.50% (AMBAC INS), 12/1/2000	AAA		1,004,600
3,000,000	Hamilton County, OH, Local Cooling Facilities Revenue Bonds, Series 1998, 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB+		2,885,100
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Ohio--continued
$1,610,000	Knox County, OH, Hospital Facilities Revenue Refunding Bonds, Series 1998, 4.20% (Knox Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 4.30%), 6/1/2003	AA		$1,556,001
1,750,000	Knox County, OH, Hospital Facilities Revenue Refunding Bonds, Series 1998, 4.30% (Knox Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 4.40%), 6/1/2004	AA		1,676,378
940,000	Ohio HFA, Residential Mortgage Revenue Bonds, Series 1997D-1, 4.85% (GNMA Home Mortgage Program COL), 3/1/2015	Aaa		924,058
1,905,000	Ohio HFA, Residential Mortgage Revenue Bonds, Series 1998A-1, 4.60% (GNMA Home Mortgage Program COL), 9/1/2026	AAA		1,872,139

	TOTAL			9,918,276

	Oklahoma--2.7%
3,960,000	Oklahoma HFA, SFM Revenue Bonds, Series 1998D-2, 6.25% (GNMA Home Mortgage Program COL), 9/1/2029	Aaa		4,058,762
1,055,000	Washington County, OK Medical Authority, Hospital Revenue Bonds, Series 1996A, 4.75% (Jane Phillips Medical Center)/(AMBAC INS)/(Original Issue Yield: 4.90%), 11/1/2001	AAA		1,057,437

	TOTAL			5,116,199

	Pennsylvania--5.9%
5,000,000	Montgomery County, PA, IDA PCR Refunding Bonds, Series 1999A, 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+		4,917,400
1,000,000	Pennsylvania State Turnpike Commission, Revenue Bonds, 6.80% (FGIC INS), 12/1/2004	AAA		1,050,380
3,439,259	Philadelphia, PA Municipal Authority, Equipment Revenue Bonds, Series 1997A, 5.297% (Philadelphia, PA Gas Works)/ (AMBAC INS), 10/1/2004	AAA		3,474,409
1,500,000	Southeastern, PA Transportation Authority, Special Revenue Bonds, 5.25% (FGIC INS), 3/1/2001	AAA		1,508,505

	TOTAL			10,950,694

	Rhode Island--1.5%
950,000	Central Falls Detention Facility Corporation, RI, Detention Facility Revenue Refunding Bonds, Series 1998A, 4.10% (Donald W. Wyatt Detention Facility)/(Asset Guaranty INS), 1/15/2003	AA		921,424
990,000	Central Falls Detention Facility Corporation, RI, Detention Facility Revenue Refunding Bonds, Series 1998A, 4.20% (Donald W. Wyatt Detention Facility)/(Asset Guaranty INS), 1/15/2004	AA		951,063
1,035,000	Central Falls Detention Facility Corporation, RI, Detention Facility Revenue Refunding Bonds, Series 1998A, 4.30% (Donald W. Wyatt Detention Facility)/(Asset Guaranty INS), 1/15/2005	AA		987,131

	TOTAL			2,859,618

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	South Carolina--0.8%
$1,500,000	South Carolina Job Development Authority, Hospital Facilities Improvement Revenue Bonds, Series 2000A, 5.25% (Palmetto Health Alliance), 12/15/2000	BBB		$1,498,725

	Texas--7.9%
5,000,000	Alliance Airport Authority Inc., TX, Special Facilities Revenue Bonds, 7.50% (American Airlines, Inc.)/(Original Issue Yield: 8.00%), 12/1/2029	BBB-		5,059,850
3,000,000	Brazos River Authority, TX, Series 1995B, 5.50% TOBs (Texas Utilities Electric Co.), Mandatory Tender 6/19/2001	BBB		3,000,210
1,000,000	Brazos River Authority, TX, Revenue Refunding Bonds, Series 1999C, 5.20% TOBs (Reliant Energy, Inc.), Mandatory Tender 12/1/2002	BBB		991,020
1,500,000	Harris County, TX HFDC, Hospital Revenue Bonds, Series 1997A, 5.25% (Memorial Hospital System)/ (MBIA INS), 6/1/2002	AAA		1,512,045
2,070,000	Lewisville, TX, Combination Contract Revenue & Special Assessment Bonds, Series 1997, 4.95% TOBs (Wells Fargo Bank, N.A. LOC)/(United States Treasury PRF)(Original Issue Yield: 4.95%), 11/1/2003 (@100)	AAA		2,104,838
2,000,000	Matagorda County, TX, Navigation District Number One, PCR Refunding Bonds, Series 1999A, 4.90% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2001	BBB+		1,991,200

	TOTAL			14,659,163

	Washington--5.3%
1,430,000	Lewis County, WA, Public Utility District No. 001, Revenue Bonds, 7.00% (Cowlitz Falls Hydro Project)/(United States Treasury GTD)/ (Original Issue Yield: 7.125%), 10/1/2022	AA-		1,501,343
1,000,000	Port of Seattle, WA, Revenue Bonds, Series 1992B, 6.10% (Original Issue Yield: 6.25%), 11/1/2001	AA-		1,018,210
1,680,000	Tacoma, WA, Solid Waste Utility Revenue Refunding Bonds, Series 1997B, 5.50% (AMBAC INS), 12/1/2002	AAA		1,712,441
3,000,000	Washington State Public Power Supply System, Refunding Revenue Bonds, (Nuclear Project No. 2), Series 1997A, 5.00% (7/1/2001	AA-		3,014,400
2,500,000	Washington State Public Power Supply System, Revenue Refunding Bond, (Nuclear Project No. 2), Series 1997B, 5.50% (7/1/2003)	AA-		2,545,250

	TOTAL			9,791,644

	West Virginia--0.8%
1,500,000	Cabell County, WV Board of Education, Refunding UT GO Bonds, 6.00%, 5/1/2001	A+		1,517,715

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Wisconsin--6.4%
$6,500,000	Wisconsin HEFA, Revenue Bonds, Series 1996, 5.50% (Gundersen Lutheran)/(FSA INS), 12/1/2000	AAA		$6,527,170
3,335,000	Wisconsin HEFA, Revenue Bonds, Series 1997, 4.70% (Marshfield Clinic, WI)/(MBIA INS)/(Original Issue Yield: 4.85%), 2/15/2002	AAA		3,327,596
2,000,000	Wisconsin Housing & Economic Development Authority, Home Ownership Revenue Bonds, Series I, 4.15%, 4/1/2001	AA-		1,995,980

	TOTAL			11,850,746

	TOTAL SHORT INTERMEDIATE MUNICIPAL SECURITIES (IDENTIFIED COST $180,728,788)			$178,985,151

	SHORT-TERM MUNICIPALS--2.6%
	Idaho--1.2%
2,200,000	Boise, ID Industrial Development Corp., Multi-Mode Variable Rate Industrial Development Revenue Bonds, Series 1998, Weekly VRDNs (Multiquip Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2		2,200,000

	Indiana--1.2%
2,300,000	Spencer County, IN, PCR Revenue Bonds Weekly VRDNs (American Iron Oxide Co. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	VMIG1		2,300,000

	New York--0.2%
500,000	New York City, NY, IDA Revenue Bonds Daily VRDNs (Nippon Cargo Airlines Co.)/(Industrial Bank of Japan Ltd., Tokyo LOC)	A-2		500,000

	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $5,000,000)			5,000,000

	TOTAL INVESTMENTS (IDENTIFIED COST $185,728,788)[3]			$183,985,151

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Securities that are subject to alternate minimum tax represent 25.4% of the portfolio as calculated based upon total portfolio market value (unaudited).

3 The cost of investments for federal tax purposes amounts to $185,728,788. The net unrealized depreciation of investments on a federal tax basis amounts to $1,743,637, which is comprised of $187,577 appreciation and $1,931,214 depreciation at June 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($186,333,052) at June 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PFA	--Public Facility Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000

Assets:
Total investments in securities, at value (identified and tax cost $185,728,788)		$183,985,151
Cash		83,470
Income receivable		2,428,497
Receivable for investments sold		265,000
Receivable for shares sold		70,380

TOTAL ASSETS		186,832,498

Liabilities:
Payable for shares redeemed	$96,116
Payable for daily variation margin	10,469
Income distribution payable	389,051
Accrued expenses	3,810

TOTAL LIABILITIES		499,446

Net assets for 18,568,628 shares outstanding		$186,333,052

Net Assets Consist of:
Paid in capital		$193,205,863
Net unrealized depreciation of investments and futures contracts		(1,955,987)
Accumulated net realized loss on investments and futures contracts		(4,916,824)

TOTAL NET ASSETS		$186,333,052

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$172,051,487 divided by 17,145,352 shares outstanding		$10.03

Institutional Service Shares:
$14,281,565 divided by 1,423,276 shares outstanding		$10.03

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JUNE 30, 2000

Investment Income:
Interest			$9,944,592

Expenses:
Investment adviser fee		$836,101
Administrative personnel and services fee		157,491
Custodian fees		14,879
Transfer and dividend disbursing agent fees and expenses		49,962
Directors'/Trustees' fees		13,306
Auditing fees		17,629
Legal fees		3,133
Portfolio accounting fees		77,452
Distribution services fee--Institutional Service Shares		47,210
Shareholder services fee--Institutional Shares		475,353
Shareholder services fee--Institutional Service Shares		47,210
Share registration costs		33,877
Printing and postage		25,762
Insurance premiums		1,533
Miscellaneous		6,882

TOTAL EXPENSES		1,807,780

Waivers:
Waiver of investment adviser fee	$(260,579)
Waiver of distribution services fee--Institutional Service Shares	(45,322)
Waiver of shareholder services fee--Institutional Shares	(475,353)
Waiver of shareholder services fee--Institutional Service Shares	(1,888)

TOTAL WAIVERS		(783,142)

Net expenses			1,024,638

Net investment income			8,919,954

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments and futures contracts			(691,348)
Net change in unrealized depreciation of investments and futures contracts			(2,742,133)

Net realized and unrealized loss on investments and futures contracts			(3,433,481)

Change in net assets resulting from operations			$5,486,473

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended June 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,919,954	$8,865,617
Net realized gain (loss) on investments and futures contracts ($(691,348) and $48,744 respectively, as computed for federal tax purposes)	(691,348)	(200,513)
Net change in unrealized depreciation of investments and futures contracts	(2,742,133)	(2,021,010)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,486,473	6,644,094

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,158,890)	(8,248,977)
Institutional Service Shares	(761,064)	(616,640)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,919,954)	(8,865,617)

Share Transactions:
Proceeds from sale of shares	64,398,153	113,101,471
Net asset value of shares issued to shareholders in payment of distributions declared	3,915,035	3,922,616
Cost of shares redeemed	(102,539,677)	(87,078,787)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(34,226,489)	29,945,300

Change in net assets	(37,659,970)	27,723,777

Net Assets:
Beginning of period	223,993,022	196,269,245

End of period	$186,333,052	$223,993,022

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 2000

ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued according to the mean between bid and ask prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividends and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At June 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $4,523,602 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2001	$ 25,213

2003	1,189,491

2004	2,597,123

2005	170,193

2008	541,582

Additionally, net capital losses of $605,569 attributed to security transactions incurred after October 31, 1999 are treated as arising on the first day of the next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended June 30, 2000, the Fund had realized gains on futures contracts of $59,910.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Depreciation
September 2000	65 UST Notes-2YR Futures	Short	$(122,363)

September 2000	40 UST Notes-5YR Futures	Short	(89,987)

NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(212,350)

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended June 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,958,081	$60,203,652	8,901,686	$91,940,247
Shares issued to shareholders in payment of distributions declared	340,221	3,431,156	342,196	3,533,322
Shares redeemed	(8,987,138)	(90,695,806)	(7,376,339)	(76,161,673)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,688,836)	$(27,060,998)	1,867,543	$19,311,896

Year Ended June 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	414,521	$4,194,501	2,051,296	$21,161,224
Shares issued to shareholders in payment of distributions declared	47,973	483,879	37,712	389,294
Shares redeemed	(1,174,199)	(11,843,871)	(1,058,494)	(10,917,114)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(711,705)	$(7,165,491)	1,030,514	$10,633,404

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,400,541)	$(34,226,489)	2,898,057	$29,945,300

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntarily waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund.

The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended June 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $98,892,023 and $103,180,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 2000, were as follows:

Purchases	$60,287,472

Sales	$87,518,825

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED SHORT-TERM MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short-Term Municipal Trust (the "Trust"), as of June 30, 2000, and the related statement of operations, the statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 1999 and the financial highlights for each of the four years then ended were audited by other auditors whose report dated August 27, 1999 expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Municipal Trust, at June 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
August 9, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Federated Short-Term Municipal Trust

INSTITUTIONAL SHARES

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AUGUST 31, 2000

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A Statement of Additional Information (SAI) dated August 31, 2000 is incorporated by reference into this prospectus. Additional information about the Funds and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-3181
Cusip 313907107

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8072507A-IS (8/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

PROSPECTUS

Federated Short-Term Municipal Trust

INSTITUTIONAL SERVICE SHARES

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A mutual fund seeking dividend income which is exempt from federal regular income tax by investing in a portfolio of tax exempt securities with a dollar-weighted average maturity of less than three years.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

AUGUST 31, 2000

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CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 5

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What are the Specific Risks of Investing in the Fund? 6

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What Do Shares Cost? 7

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How is the Fund Sold? 8

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How to Purchase Shares 8

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How to Redeem Shares 10

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Account and Share Information 11

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Who Manages the Fund? 12

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Financial Information 13

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Report of Ernst & Young LLP, Independent Auditors 30

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide dividend income which is exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities or by investing its assets so that at least 80% of its income will be tax exempt. The Fund's dollar-weighted average portfolio maturity will be less than three years. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
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  Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.
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  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

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The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Service Shares total return for the six-month period from January 1, 2000 to June 30, 2000 was 1.58%.

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Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 3.02% (quarter ended March 31, 1995). Its lowest quarterly return was (0.65%) (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's Institutional Service Shares total returns averaged over a period of years relative to the Lehman Brothers 1 Year Municipal Index ("LB1YRMI") and Lehman Brothers 3 Year Municipal Index ("LB3YRMI"), broad-based market indexes. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	LB1YRMI	LB3YRMI
1 Year	1.23% 	2.92%	1.96%
5 Years	4.30%	4.62%	5.17%
Start of Performance[1]	3.56%	4.19%	4.43%

1 The Fund's Institutional Service Shares start of performance date was September 1, 1993.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM MUNICIPAL TRUST

FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reductions)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee[4]	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.09%

1 As a result of contractual obligations and voluntary waivers, the adviser, distributor, and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund's Institutional Service Shares actually paid for the fiscal year ended June 30, 2000.

Total Waivers of Fund Expenses (contractual and voluntary)	0.37%
Total Actual Annual Fund Operating Expenses (after waivers)	0.72%

2 Pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund's Institutional Service Shares (after the contractual waiver) was 0.28% for the fiscal year ended June 30, 2000. Shareholders must approve any change to the contractual waiver.

3 The distributor voluntarily reduced the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary reduction) was 0.01% for the fiscal year ended June 30, 2000.

4 The shareholder services provider has voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.24% for the fiscal year ended June 30, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses (after waivers and reductions) as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$74
3 Years	$230
5 Years	$401
10 Years	$894

What are the Fund's Investment Strategies?

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The Fund invests at least 80% of its net assets in a diversified portfolio of municipal securities or invests so that at least 80% of its income will be tax exempt. The tax exempt securities in which the Fund invests are investment grade. The Fund's dollar-weighted average portfolio maturity is less than three years. Interest from the Fund's investments may be subject to AMT. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, emphasizing credit quality while seeking to manage the Fund's interest rate risk and provide enhanced levels of income.

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The Adviser performs a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor;
  political developments that may affect credit quality.

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The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistic rating organizations (NRSROs).

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The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

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The Adviser attempts to provide enhanced levels of income, subject to the Fund's maturity, quality and duration constraints, through the following management techniques. The Adviser will engage in a relative value analysis; that is, the Adviser will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U.S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to the AMT, which may offer higher returns.

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TEMPORARY DEFENSIVE INVESTMENTS

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

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What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

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Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must also repay the principal amount of the security, normally within a specified time.

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Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

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The following describes the types of tax exempt securities in which the Fund may invest.

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General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

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Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

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Mortgage Backed Securities

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Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

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Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard and Poor's, an NRSRO, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality discussed above, the Adviser will evaluate the security but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund attempts to manage interest rate risk by limiting its portfolio maturity and duration.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

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The Fund attempts to manage credit risk by purchasing investment grade securities.

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CALL RISKS

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Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by insurance companies, banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
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  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail

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You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

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Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days;
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  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Jeff A. Kozemchak

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Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

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Mary Jo Ochson

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Mary Jo Ochson has been the Fund's Portfolio Manager since January 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, distribution and shareholder services fees, and extraordinary expenses exceed 0.45% of its average daily net assets.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information for the fiscal year ended June 30, 2000 has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus. Previous fiscal years were audited by the other auditors.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 30.

Year Ended June 30	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$10.20	$10.29	$10.26	$10.24	$10.28
Income From Investment Operations:
Net investment income	0.41	0.41	0.42	0.42	0.40
Net realized and unrealized gain (loss) on investments	(0.17)	(0.09)	0.03	0.02	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	0.24	0.32	0.45	0.44	0.36

Less Distributions:
Distributions from net investment income	(0.41)	(0.41)	(0.42)	(0.42)	(0.40)

Net Asset Value, End of Period	$10.03	$10.20	$10.29	$10.26	$10.24

Total Return[2]	2.39%	3.13%	4.41%	4.33%	3.56%

Ratios to Average Net Assets:

Expenses	0.72%	0.72%	0.72%	0.71%	0.72%

Net investment income	4.03%	3.97%	4.05%	4.05%	3.90%

Expense waiver/reimbursement[3]	0.37%	0.37%	--	--	--

Supplemental Data

Net assets, end of period (000 omitted)	$14,282	$21,767	$11,367	$6,758	$6,209

Portfolio turnover	31%	19%	33%	50%	20%

1 For the year ended June 30, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years were audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JUNE 30, 2000

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--96.1%[2]
	Alabama--4.2%
$1,000,000	Alabama State Docks Department, Docks Facilities Refunding Revenue Bonds, 5.25% (MBIA INS), 10/1/2000	AAA		$1,002,100
1,000,000	Alabama State Docks Department, Docks Facilities Refunding Revenue Bonds, 5.25% (MBIA INS), 10/1/2001	AAA		1,009,880
1,855,083	Birmingham, AL, Fire Equipment Lease Obligation No. 2, 5.60%, 11/5/2004	NR		1,837,052
2,000,000	Mobile, AL, IDB, Series 1994 A, 5.75% TOBs (International Paper Co.), Optional Tender 12/1/2000	BBB+		2,000,000
2,000,000	Selma, AL, IDB, Annual Tender PCR Refunding Bonds, Series 1993 B, 4.30% TOBs (International Paper Co.), Optional Tender 7/15/2000	BBB+		1,999,620

	TOTAL			7,848,652

	Arizona--0.6%
1,050,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 1991, 6.55%, 7/1/2001 (@101.5)	AA		1,087,558

	Arkansas--0.7%
1,290,000	Arkansas Development Finance Authority, SFM Revenue Bonds, Series 1997A-R, 6.50% (MBIA INS), 2/1/2011	AAA		1,314,549

	California--8.9%
12,500,000	Los Angeles, CA Wastewater System, Revenue Bonds, Series D, 6.70% (United States Treasury PRF)/(Original Issue Yield: 6.768%), 12/1/2000 (@102)	AAA		12,877,875
3,710,000	San Bernardino County, CA, SFM Revenue Bonds Mortgage-Backed Securities Program, 4.875%, 5/1/2015	AAA		3,672,677

	TOTAL			16,550,552

	Colorado--1.4%
865,000	Colorado HFA, SFM Revenue Bond, Series C-1, 7.65%, 12/1/2025	Aa2		911,165
450,000	Colorado HFA, SFM Revenue Bonds, Series 1997C-3, 4.80%, 11/1/2016	Aa2		449,316
410,000	Colorado HFA, Single Family Program Senior Bonds, Series 1998C-2, 4.50%, 11/1/2005	Aa2		400,984
220,000	Colorado HFA, Single Family Program Subordinate Bonds, Series 1998B, 4.625%, 11/1/2005	A1		215,189
650,000	Denver City & County, CO, Airport Special Facilities Revenue Bonds, Series 1999A, 5.00% (Rental Car Projects)/(MBIA INS), 1/1/2001	AAA		651,482

	TOTAL			2,628,136

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Connecticut--1.1%
$2,000,000	Connecticut State Resource Recovery Authority, Resource Recovery Refunding Revenue Bonds, 5.25% (Bridgeport Resco Co.), 1/1/2002	A+		$2,009,580

	District of Columbia--2.2%
3,000,000	District of Columbia, Refunding UT GO Bonds, Series 1999B, 5.50%, 6/1/2001	BBB		3,021,630
1,200,000	District of Columbia, Revenue Bonds, Series 1999, 5.30% TOBs (819 7th Street, LLC Issue)/(BB&T Corp. LOC), Mandatory Tender 10/1/2004	A		1,172,532

	TOTAL			4,194,162

	Florida--0.6%
1,245,000	Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2, 4.75% (MBIA INS), 7/1/2019	AAA		1,193,830

	Hawaii--2.8%
5,000,000	Hawaii State, UT GO Bonds, Series CN, 6.25% (FGIC LOC), 3/1/2002	AAA		5,128,150

	Illinois--5.5%
1,585,000	Broadview, IL Tax Increment Financing Revenue Bonds, 4.40%, 7/1/2002	NR		1,558,816
960,000	Chicago, IL SFM Revenue Bonds, Series A-1, 4.85% (GNMA COL), 3/1/2015	Aaa		938,650
770,000	Illinois Health Facilities Authority, Adjustable Rate Revenue Bonds, Series 1991B, 5.00% (Highland Park Hospital)/(FGIC INS), 10/1/2000	AAA		770,855
1,030,000	Illinois Health Facilities Authority, Revenue Bonds, Series 1998, 5.25% (Centegra Health System), 9/1/2003	A-		1,013,870
1,000,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Series A, 4.80% (Advocate Health Care Network)/Original Issue Yield: 4.90%), 8/15/2002	AA		993,520
2,000,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Series A, 5.00% (Advocate Health Care Network), 8/15/2003	AA		1,991,600
3,000,000	Illinois State, UT GO Bonds, 5.10%, 9/1/2000	AAA		3,003,330

	TOTAL			10,270,641

	Indiana--2.7%
3,900,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Series 1996A, 4.75% (Clarian Health Partners, Inc.)/(Original Issue Yield: 4.85%), 2/15/2002	AA		3,882,957
1,075,000	Indiana State HFA, SFM Revenue Bonds, Series C-3, 4.75%, 1/1/2029	Aaa		1,057,832

	TOTAL			4,940,789

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Kansas--1.9%
$900,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Series 1998 A-1, 4.70% (GNMA Home Mortgage Program COL), 12/1/2008	Aaa		$886,752
1,900,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Series 1998 A-1, 5.00% (GNMA Home Mortgage Program COL), 6/1/2013	Aaa		1,848,814
780,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Series 1997A-2, 4.90% (GNMA Home Mortgage Program COL), 6/1/2016	Aaa		768,199

	TOTAL			3,503,765

	Louisiana--11.4%
2,200,000	Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co. Project, 7.75% (Panhandle Eastern Corp.), 8/15/2022	A3		2,355,694
1,970,000	Louisiana Agricultural Finance Authority, Revenue Bonds, 5.20% (Louisiana Pacific Corporation Project)/(Hibernia National Bank LOC), 5/1/2004	A3		1,939,918
4,000,000	Louisiana PFA, Health & Education Capital Facilities Revenue Bonds, Series A, 5.00% TOBs (AMBAC INS), Mandatory Tender 6/1/2002	AAA		3,989,720
1,500,000	Louisiana State Offshore Term Authority, Deepwater Port Refunding Revenue Bonds, Series 1992B, 6.00% (Loop, Inc.), 9/1/2001	A		1,521,675
7,000,000	Louisiana State, Refunding GO Bonds, Series 1996A, 6.00% (FGIC INS), 8/1/2000	AAA		7,009,030
2,500,000	St. Charles Parish, LA, PCR Refunding Bonds, Series 1999-C, 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2029	BBB-		2,466,850
2,000,000	St. Charles Parish, LA, PCR Refunding Revenue Bonds, Series 1999A, 4.85% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2030	BBB-		1,963,740

	TOTAL			21,246,627

	Massachusetts--1.3%
2,495,000	Massachusetts HEFA, Revenue Bonds, Series 1999A, 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB		2,406,802

	Michigan--3.6%
1,000,000	Michigan State Building Authority, Revenue Bonds, Series II, 6.25% (AMBAC INS)/(Original Issue Yield: 6.35%), 10/1/2000	AAA		1,004,800
925,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds, Series 1998A, 4.60% (Hackley Hospital Obligated Group), 5/1/2003	A3		891,311
1,005,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds, Series 1998A, 4.70% (Hackley Hospital Obligated Group), 5/1/2004	A3		954,770
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Michigan--continued
$820,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds, Series 1998A, 4.40% (McLaren Health Care Corp.)/(Original Issue Yield: 4.45%), 6/1/2004	A1		$775,203
3,000,000	Michigan Underground Storage Tank Financial Assurance Authority, Revenue Refunding Bonds, Series I, 5.00%, 5/1/2001	AAA		3,014,970

	TOTAL			6,641,054

	Mississippi--0.7%
650,000	Mississippi Home Corp., SFM Revenue Bonds, Series 1998A-4, 5.125% (GNMA Home Mortgage Program COL), 12/1/2017	Aaa		644,137
700,000	Mississippi Home Corp., SFM Revenue Bonds, Series 1998A, 5.25% (GNMA Home Mortgage Program COL), 12/1/2018	Aaa		694,099

	TOTAL			1,338,236

	Missouri--1.1%
2,000,000	Springfield, MO State Highway Improvement Corp., Transportation Revenue Bonds, Series 1997, 5.25% (AMBAC INS), 8/1/2001	AAA		2,017,480

	New Hampshire--1.5%
3,000,000	New Hampshire Business Finance Authority, PCR Refunding Bonds, 4.55% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2004	BBB+		2,851,530

	New Mexico--1.0%
1,820,000	Santa Fe Solid Waste Management Agency, NM, Facility Revenue Bonds, Series 1996, 5.00%, 6/1/2003	NR		1,814,795

	New York--5.0%
4,000,000	New York City, NY, UT GO Bonds, Series 1991B, 7.50% (Original Issue Yield: 7.70%), 2/1/2003	A-		4,213,760
2,955,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 71, 4.75%, 10/1/2021	Aa1		2,925,539
1,065,000	Niagara Falls, NY, City School District, Certificates of Participation, Series 1998, 5.50%, 6/15/2001	BBB-		1,071,081
1,185,000	Niagara Falls, NY, City School District, Certificates of Participation, Series 1998, 5.625%, 6/15/2003	BBB-		1,199,101

	TOTAL			9,409,481

	North Carolina--1.3%
2,445,000	North Carolina HFA, SFM Revenue Bonds, Series 1997TT, 4.90%, 9/1/2024	AA		2,426,002

	Ohio--5.3%
1,000,000	Cincinnati City School District, OH, Tax Anticipation Notes, Series A, 5.50% (AMBAC INS), 12/1/2000	AAA		1,004,600
3,000,000	Hamilton County, OH, Local Cooling Facilities Revenue Bonds, Series 1998, 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB+		2,885,100
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Ohio--continued
$1,610,000	Knox County, OH, Hospital Facilities Revenue Refunding Bonds, Series 1998, 4.20% (Knox Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 4.30%), 6/1/2003	AA		$1,556,001
1,750,000	Knox County, OH, Hospital Facilities Revenue Refunding Bonds, Series 1998, 4.30% (Knox Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 4.40%), 6/1/2004	AA		1,676,378
940,000	Ohio HFA, Residential Mortgage Revenue Bonds, Series 1997D-1, 4.85% (GNMA Home Mortgage Program COL), 3/1/2015	Aaa		924,058
1,905,000	Ohio HFA, Residential Mortgage Revenue Bonds, Series 1998A-1, 4.60% (GNMA Home Mortgage Program COL), 9/1/2026	AAA		1,872,139

	TOTAL			9,918,276

	Oklahoma--2.7%
3,960,000	Oklahoma HFA, SFM Revenue Bonds, Series 1998D-2, 6.25% (GNMA Home Mortgage Program COL), 9/1/2029	Aaa		4,058,762
1,055,000	Washington County, OK Medical Authority, Hospital Revenue Bonds, Series 1996A, 4.75% (Jane Phillips Medical Center)/(AMBAC INS)/(Original Issue Yield: 4.90%), 11/1/2001	AAA		1,057,437

	TOTAL			5,116,199

	Pennsylvania--5.9%
5,000,000	Montgomery County, PA, IDA PCR Refunding Bonds, Series 1999A, 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+		4,917,400
1,000,000	Pennsylvania State Turnpike Commission, Revenue Bonds, 6.80% (FGIC INS), 12/1/2004	AAA		1,050,380
3,439,259	Philadelphia, PA Municipal Authority, Equipment Revenue Bonds, Series 1997A, 5.297% (Philadelphia, PA Gas Works)/ (AMBAC INS), 10/1/2004	AAA		3,474,409
1,500,000	Southeastern, PA Transportation Authority, Special Revenue Bonds, 5.25% (FGIC INS), 3/1/2001	AAA		1,508,505

	TOTAL			10,950,694

	Rhode Island--1.5%
950,000	Central Falls Detention Facility Corporation, RI, Detention Facility Revenue Refunding Bonds, Series 1998A, 4.10% (Donald W. Wyatt Detention Facility)/(Asset Guaranty INS), 1/15/2003	AA		921,424
990,000	Central Falls Detention Facility Corporation, RI, Detention Facility Revenue Refunding Bonds, Series 1998A, 4.20% (Donald W. Wyatt Detention Facility)/(Asset Guaranty INS), 1/15/2004	AA		951,063
1,035,000	Central Falls Detention Facility Corporation, RI, Detention Facility Revenue Refunding Bonds, Series 1998A, 4.30% (Donald W. Wyatt Detention Facility)/(Asset Guaranty INS), 1/15/2005	AA		987,131

	TOTAL			2,859,618

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	South Carolina--0.8%
$1,500,000	South Carolina Job Development Authority, Hospital Facilities Improvement Revenue Bonds, Series 2000A, 5.25% (Palmetto Health Alliance), 12/15/2000	BBB		$1,498,725

	Texas--7.9%
5,000,000	Alliance Airport Authority Inc., TX, Special Facilities Revenue Bonds, 7.50% (American Airlines, Inc.)/(Original Issue Yield: 8.00%), 12/1/2029	BBB-		5,059,850
3,000,000	Brazos River Authority, TX, Series 1995B, 5.50% TOBs (Texas Utilities Electric Co.), Mandatory Tender 6/19/2001	BBB		3,000,210
1,000,000	Brazos River Authority, TX, Revenue Refunding Bonds, Series 1999C, 5.20% TOBs (Reliant Energy, Inc.), Mandatory Tender 12/1/2002	BBB		991,020
1,500,000	Harris County, TX HFDC, Hospital Revenue Bonds, Series 1997A, 5.25% (Memorial Hospital System)/ (MBIA INS), 6/1/2002	AAA		1,512,045
2,070,000	Lewisville, TX, Combination Contract Revenue & Special Assessment Bonds, Series 1997, 4.95% TOBs (Wells Fargo Bank, N.A. LOC)/(United States Treasury PRF)(Original Issue Yield: 4.95%), 11/1/2003 (@100)	AAA		2,104,838
2,000,000	Matagorda County, TX, Navigation District Number One, PCR Refunding Bonds, Series 1999A, 4.90% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2001	BBB+		1,991,200

	TOTAL			14,659,163

	Washington--5.3%
1,430,000	Lewis County, WA, Public Utility District No. 001, Revenue Bonds, 7.00% (Cowlitz Falls Hydro Project)/(United States Treasury GTD)/ (Original Issue Yield: 7.125%), 10/1/2022	AA-		1,501,343
1,000,000	Port of Seattle, WA, Revenue Bonds, Series 1992B, 6.10% (Original Issue Yield: 6.25%), 11/1/2001	AA-		1,018,210
1,680,000	Tacoma, WA, Solid Waste Utility Revenue Refunding Bonds, Series 1997B, 5.50% (AMBAC INS), 12/1/2002	AAA		1,712,441
3,000,000	Washington State Public Power Supply System, Refunding Revenue Bonds, (Nuclear Project No. 2), Series 1997A, 5.00% (7/1/2001)	AA-		3,014,400
2,500,000	Washington State Public Power Supply System, Revenue Refunding Bond, (Nuclear Project No. 2), Series 1997B, 5.50% (7/1/2003)	AA-		2,545,250

	TOTAL			9,791,644

	West Virginia--0.8%
1,500,000	Cabell County, WV Board of Education, Refunding UT GO Bonds, 6.00%, 5/1/2001	A+		1,517,715

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Wisconsin--6.4%
$6,500,000	Wisconsin HEFA, Revenue Bonds, Series 1996, 5.50% (Gundersen Lutheran)/(FSA INS), 12/1/2000	AAA		$6,527,170
3,335,000	Wisconsin HEFA, Revenue Bonds, Series 1997, 4.70% (Marshfield Clinic, WI)/(MBIA INS)/(Original Issue Yield: 4.85%), 2/15/2002	AAA		3,327,596
2,000,000	Wisconsin Housing & Economic Development Authority, Home Ownership Revenue Bonds, Series I, 4.15%, 4/1/2001	AA-		1,995,980

	TOTAL			11,850,746

	TOTAL SHORT INTERMEDIATE MUNICIPAL SECURITIES (IDENTIFIED COST $180,728,788)			178,985,151

	SHORT-TERM MUNICIPALS--2.6%
	Idaho--1.2%
2,200,000	Boise, ID Industrial Development Corp., Multi-Mode Variable Rate Industrial Development Revenue Bonds, Series 1998, Weekly VRDNs (Multiquip Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2		2,200,000

	Indiana--1.2%
2,300,000	Spencer County, IN, PCR Revenue Bonds Weekly VRDNs (American Iron Oxide Co. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	VMIG1		2,300,000

	New York--0.2%
500,000	New York City, NY, IDA Revenue Bonds Daily VRDNs (Nippon Cargo Airlines Co.)/(Industrial Bank of Japan Ltd., Tokyo LOC)	A-2		500,000

	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $5,000,000)			5,000,000

	TOTAL INVESTMENTS (IDENTIFIED COST $185,728,788)[3]			$183,985,151

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Securities that are subject to alternate minimum tax represent 25.4% of the portfolio as calculated based upon total portfolio market value (unaudited).

3 The cost of investments for federal tax purposes amounts to $185,728,788. The net unrealized depreciation of investments on a federal tax basis amounts to $1,743,637, which is comprised of $187,577 appreciation and $1,931,214 depreciation at June 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($186,333,052) at June 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PFA	--Public Facility Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000

Assets:
Total investments in securities, at value (identified and tax cost $185,728,788)		$183,985,151
Cash		83,470
Income receivable		2,428,497
Receivable for investments sold		265,000
Receivable for shares sold		70,380

TOTAL ASSETS		186,832,498

Liabilities:
Payable for shares redeemed	$96,116
Payable for daily variation margin	10,469
Income distribution payable	389,051
Accrued expenses	3,810

TOTAL LIABILITIES		499,446

Net assets for 18,568,628 shares outstanding		$186,333,052

Net Assets Consist of:
Paid in capital		$193,205,863
Net unrealized depreciation of investments and futures contracts		(1,955,987)
Accumulated net realized loss on investments and futures contracts		(4,916,824)

TOTAL NET ASSETS		$186,333,052

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$172,051,487 divided by 17,145,352 shares outstanding		$10.03

Institutional Service Shares:
$14,281,565 divided by 1,423,276 shares outstanding		$10.03

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JUNE 30, 2000

Investment Income:
Interest			$9,944,592

Expenses:
Investment adviser fee		$836,101
Administrative personnel and services fee		157,491
Custodian fees		14,879
Transfer and dividend disbursing agent fees and expenses		49,962
Directors'/Trustees' fees		13,306
Auditing fees		17,629
Legal fees		3,133
Portfolio accounting fees		77,452
Distribution services fee--Institutional Service Shares		47,210
Shareholder services fee--Institutional Shares		475,353
Shareholder services fee--Institutional Service Shares		47,210
Share registration costs		33,877
Printing and postage		25,762
Insurance premiums		1,533
Miscellaneous		6,882

TOTAL EXPENSES		1,807,780

Waivers:
Waiver of investment adviser fee	$(260,579)
Waiver of distribution services fee--Institutional Service Shares	(45,322)
Waiver of shareholder services fee--Institutional Shares	(475,353)
Waiver of shareholder services fee--Institutional Service Shares	(1,888)

TOTAL WAIVERS		(783,142)

Net expenses			1,024,638

Net investment income			8,919,954

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments and futures contracts			(691,348)
Net change in unrealized depreciation of investments and futures contracts			(2,742,133)

Net realized and unrealized loss on investments and futures contracts			(3,433,481)

Change in net assets resulting from operations			$5,486,473

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended June 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,919,954	$8,865,617
Net realized gain (loss) on investments and futures contracts ($(691,348) and $48,744 respectively, as computed for federal tax purposes)	(691,348)	(200,513)
Net change in unrealized depreciation of investments and futures contracts	(2,742,133)	(2,021,010)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,486,473	6,644,094

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,158,890)	(8,248,977)
Institutional Service Shares	(761,064)	(616,640)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,919,954)	(8,865,617)

Share Transactions:
Proceeds from sale of shares	64,398,153	113,101,471
Net asset value of shares issued to shareholders in payment of distributions declared	3,915,035	3,922,616
Cost of shares redeemed	(102,539,677)	(87,078,787)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(34,226,489)	29,945,300

Change in net assets	(37,659,970)	27,723,777

Net Assets:
Beginning of period	223,993,022	196,269,245

End of period	$186,333,052	$223,993,022

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 2000

ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued according to the mean between bid and ask prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividends and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At June 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $4,523,602 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2001	$ 25,213

2003	1,189,491

2004	2,597,123

2005	170,193

2008	541,582

Additionally, net capital losses of $605,569 attributable to security transactions incurred after October 31, 1999 are treated as arising on the first day of the next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended June 30, 2000, the Fund had realized gains on futures contracts of $59,910.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Depreciation
September 2000	65 UST Notes-2YR Futures	Short	$(122,363)

September 2000	40 UST Notes-5YR Futures	Short	$ (89,987)

NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(212,350)

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended June 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,958,081	$60,203,652	8,901,686	$91,940,247
Shares issued to shareholders in payment of distributions declared	340,221	3,431,156	342,196	3,533,322
Shares redeemed	(8,987,138)	(90,695,806)	(7,376,339)	(76,161,673)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,688,836)	$(27,060,998)	1,867,543	$19,311,896

Year Ended June 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	414,521	$4,194,501	2,051,296	$21,161,224
Shares issued to shareholders in payment of distributions declared	47,973	483,879	37,712	389,294
Shares redeemed	(1,174,199)	(11,843,871)	(1,058,494)	(10,917,114)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(711,705)	$(7,165,491)	1,030,514	$10,633,404

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,400,541)	$(34,226,489)	2,898,057	$29,945,300

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, distribution and shareholder services fees, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntarily waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended June 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $98,892,023 and $103,180,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 2000, were as follows:

Purchases	$60,287,472

Sales	$87,518,825

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED SHORT-TERM MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short-Term Municipal Trust (the "Trust"), as of June 30, 2000, and the related statement of operations, the statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 1999 and the financial highlights for each of the four years then ended were audited by other auditors whose report dated August 27, 1999 expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Municipal Trust, at June 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
August 9, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Federated Short-Term Municipal Trust

INSTITUTIONAL SERVICE SHARES


AUGUST 31, 2000



A Statement of Additional Information (SAI) dated August 31, 2000 is incorporated by reference into this prospectus. Additional information about the Funds and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Federated
Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-3181
Cusip 313907206


8072507A-SS (8/00)


Federated is a registered mark of Federated Investors, Inc. 2000 © Federated Investors, Inc.

MANAGEMENT DISCUSSION AND ANALYSIS

Federated Short-Term Municipal Trust

Annual Report for July 1, 1999 Through June 30, 2000

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

PERFORMANCE

For the 12 months ended June 30, 2000, Federated Short-Term Municipal Trust produced a total return of 2.65% for the Institutional Shares (IS) and 2.39% for the Institutional Service Shares (SS),1 as tax-exempt dividend income more than offset price declines due to rising interest rates. These returns slightly lagged the Lipper Short-Term Municipal Debt Funds average return of 2.97% over the period. The fund's one-year returns are equivalent to taxable returns of 5.48% (IS) and 5.05% (SS) for investors in the highest federal tax bracket. These returns exceeded or were comparable to those of taxable money market funds over the one-year reporting period.

Nevertheless, the fund is managed predominately for tax-exempt income, with the goal of minimal fluctuation of principal value.2 The fund produced income dividends exempt from all federal regular income taxes of approximately $0.4337 per share (IS) and $0.4085 per share (SS). These dividends are equivalent to annualized tax-free distribution rates of 4.32% (IS) and 4.07% (SS). For investors at the highest federal tax bracket, these distributions are comparable to taxable distribution rates of 7.15% (IS) and 6.74% (SS).

The fund's 30-day net distribution yield on June 30, 2000, was 4.46% (IS) and 4.21% (SS). Even after a period of sharply higher interest rates, the fund's yield is relatively attractive when compared to similar maturity and quality municipal bonds that are currently being issued in the market. For example, a "AAA" rated 18-month maturity municipal bond issued on June 30, 2000, would have a yield of approximately 4.35%.

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2 Income may be subject to the federal alternative minimum tax and state and local taxes.

MARKET OVERVIEW

The short-term municipal bond market had a difficult year over the reporting period, as the Federal Reserve Board (the "Fed") hiked interest rates six times (including the June 30, 1999 increase) in its effort to slow economic growth and prevent inflationary pressures from emerging.

Continued strong economic growth in the face of a series of Fed interest rate increases characterized the reporting period. Gross Domestic Product ("GDP") growth in the third and fourth quarters of 1999 was 5.7% and 7.3%, respectively. This robust growth continued into the first quarter of 2000 with final GDP reported as 5.5%. This marked the first time in 15 years that real GDP growth for three consecutive quarters has averaged over 6%. Clearly, this rate of growth exceeds widely accepted measures of the non-inflationary potential of the economy. The consumer continued to drive economic activity. Retail sales were strong and labor markets remained tight. The average monthly increase in non-farm payrolls during the reporting period was $248,000 and the unemployment rate ended the period at 4.0%, at the same 29-year low set in January 2000.

Benign inflation measures through much of the reporting period served to offset the strong economic growth. Surging energy prices resulted in increases in the Producer Price Index (PPI), particularly in the first quarter of 2000. However, the core PPI rate was flat-to-negative for much of the reporting period. Additionally, productivity gains continued to be a factor in dampening the impact of tightness in the labor markets and creeping wage pressures. As the reporting period ended, there were signs of some slowing in household spending over the spring months, and inflation indicators remained subdued.

During the reporting period, interest rates rose along the short-term part of the yield curve as the market built in expectations that the Fed would continue to tighten monetary policy. In fact, including the June 30, 1999 tightening, the Fed increased the federal funds target rate six times over the period, moving the target rate from 4.75% to 6.50%. Short-term market interest rates, in turn, reflected the robust economic conditions and expectations regarding Fed policy.

Interest rates in the short-term municipal market reflected the Fed's actions in raising the federal funds target rate 175 basis points. Over the reporting period, short-term municipal yields rose over 80 basis points (0.80%) for 2-year bonds to 4.60%, but were up as high as 110 basis points in late May. Because yields rose over the period, the fund's net asset value per share (NAV) declined, although not as much as intermediate and longer maturity bond funds. The NAV decreased from $10.20 to $10.03, a decline of only 1.67%.

The municipal market experienced a significant shift in supply and demand relationships with a lighter new issuance calendar (a decline of 24% over last year) and a lack of institutional demand from funds, insurance companies and arbitrageurs. This technical situation existed for most of the fiscal year and has kept municipal/treasury yield ratios in a historically cheap range.

Credit spreads widened in various sectors of the market, namely in health care, utilities, and resource recovery. These bonds are now offering much more value than in prior years. In this period of rising rates and weakened market, management maintained the average quality of the portfolio at "AA."

STRATEGY

In what has generally been a difficult environment for bonds, duration, sector, and yield curve management continued to be the primary strategy. We took advantage of higher interest rates by swapping into securities with higher book yields but similar structural characteristics and credit quality. Management concentrated on purchasing bonds in the one to three year maturity range, with more recent purchases occurring on the short end of this range. Bonds that have rolled into money fund eligible range were often sold and the proceeds allocated further out the yield curve. This strategy allowed us to maintain or even increase the distribution yield of the portfolio. We also continued to keep the portfolio's average maturity in a neutral range, reflecting our outlook that we are nearing the end of the tightening cycle.

MARKET OUTLOOK

Going forward, if the economy should reaccelerate in the second half of the year (as it has been prone to do in prior years) then the Fed will be forced to act again. We expect interest rates to edge a bit higher in this election year, but see no structural factors (inflation, productivity declines) that would lead to significantly higher rates and more than one or two more tightening moves. Municipal yields continue to exhibit considerably less volatility than treasury yields. The volume of municipal bond supply remains rather low, increasing the scarcity value of municipals. Municipal credit quality in general continues to benefit from the strong U.S. economy.

Retail demand for tax-exempt bonds is also expected to remain strong as these investors find municipals provide an attractive risk/reward tradeoff in conjunction with their equity portfolios. Also, any correction in the equity market is likely to increase investor demand for the relative safe-haven of municipal bonds.

INSTITUTIONAL SHARES

Growth of $25,000 Invested in Federated Short-Term Municipal Trust

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Period Ended June 30, 2000
1 Year	2.65%
5 Years	3.82%
10 Years	4.43%

The graph above illustrates the hypothetical investment of $25,0001 in Federated Short-Term Municipal Trust (Institutional Shares) (the "Fund") from June 30, 1990 to June 30, 2000, compared to the Lehman Brothers 1-Year Municipal Index (LB1YRMI)2 and the Lehman Brothers 3-Year Municipal Index (LYB3YRMI).2

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated August 31, 2000, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1YRMI and LB3YRMI have been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LB1YRMI and the LB3YRMI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance. These indexes are unmanaged and investments cannot be made in an index.

INSTITUTIONAL SERVICE SHARES

Growth of $25,000 Invested in Federated Short-Term Municipal Trust

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Period Ended June 30, 2000
1 Year	2.39%
5 Years	3.56%
Start of Performance (9/1/93)	3.53%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Short-Term Municipal Fund (Institutional Service Shares) (the "Fund") from September 1, 1993 (start of performance) to June 30, 2000, compared to the Lehman Brothers 1-Year Municipal Index (LB1YRMI)2 and the Lehman Brothers 3-Year Municipal Index (LB3YRMI).2

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated August 31, 2000, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1YRMI and LB3YRMI have been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LB1YRMI and the LB3YRMI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance. These indexes are unmanaged and investments cannot be made in an index.

Federated
Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313907107
Cusip 313907206
8072507ARS (8/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

MANAGEMENT DISCUSSION AND ANALYSIS

INSTITUTIONAL SHARES

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Shares of Federated Short-Term Municipal Trust (Institutional Shares) (the “Fund”) are represented by a solid line. The Lehman Brothers 3-Year Municipal Index (“LYB3YRMI”) is represented by a broken line and the Lehman Brothers 1-Year Municipal Index (“LB1YRMI”) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Shares of the Fund, LYB3YRMI, and LB1YRMI. The “x” axis reflects computation periods from 6/30/90 to 6/30/00. The “y” axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund’s Shares as compared to the LYB3YRMI and the LB1YRMI. The ending values were $38,560, $44,288, and $40,800, respectively.

INSTITUTIONAL SERVICE SHARES

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Shares of Federated Short-Term Municipal Trust (Institutional Service Shares) (the “Fund”) are represented by a solid line. The Lehman Brothers 3-Year Municipal Index (“LYB3YRMI”) is represented by a broken line and the Lehman Brothers 1-Year Municipal Index (“LB1YRMI”) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Shares of the Fund, LYB3YRMI, and LB1YRMI. The “x” axis reflects computation periods from 9/01/93 (start of performance) to 6/30/00. The “y” axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund’s Shares as compared to the LYB3YRMI and the LB1YRMI. The ending values were $31,685, $34,015, and $33,409, respectively.

APPENDIX

PROSPECTUSES – RISK/RETURN BAR CHARTS

INSTITUTIONAL SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Short-Term Municipal Trust (Institutional Shares) (the “Fund”) as of the calendar year-end for each of ten years.

The ‘y’ axis reflects the “% Total Return” beginning with “0” and increasing in increments of 2% up to 10%.

The ‘x’ axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999, The percentages noted are: 6.27%, 7.32%, 5.12%, 4.05%, 0.12%, 8.09%, 4.01%, 4.49%, 4.84%, and 1.48%.

INSTITUTIONAL SERVICE SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Short-Term Municipal Trust (Institutional Service Shares) (the “Fund”) as of the calendar year-end for each of six years.

The ‘y’ axis reflects the “% Total Return” beginning with “-2” and increasing in increments of 2% up to 8%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999, The percentages noted are: 0.13%, 7.82%, 3.75%, 4.23%, 4.58%, and 1.23%.

MANAGEMENT DISCUSSION AND ANALYSIS

INSTITUTIONAL SHARES

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Shares of Federated Short-Term Municipal Trust (Institutional Shares) (the “Fund”) are represented by a solid line. The Lehman Brothers 3-Year Municipal Index (“LYB3YRMI”) is represented by a broken line and the Lehman Brothers 1-Year Municipal Index (“LB1YRMI”) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Shares of the Fund, LYB3YRMI, and LB1YRMI. The “x” axis reflects computation periods from 6/30/90 to 6/30/00. The “y” axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund’s Shares as compared to the LYB3YRMI and the LB1YRMI. The ending values were $38,560, $44,288, and $40,800, respectively.

INSTITUTIONAL SERVICE SHARES

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Shares of Federated Short-Term Municipal Trust (Institutional Service Shares) (the “Fund”) are represented by a solid line. The Lehman Brothers 3-Year Municipal Index (“LYB3YRMI”) is represented by a broken line and the Lehman Brothers 1-Year Municipal Index (“LB1YRMI”) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Shares of the Fund, LYB3YRMI, and LB1YRMI. The “x” axis reflects computation periods from 9/01/93 (start of performance) to 6/30/00. The “y” axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund’s Shares as compared to the LYB3YRMI and the LB1YRMI. The ending values were $31,685, $34,015, and $33,409, respectively.